Schedule of components of loss before income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore	$ (612,426)	$ 231,151	$ (5,400,034)	$ 930,312
Foreign	(1,799,827)	(334)	(19,531,790)	18,225
Total loss (income) before income taxes	$ (2,412,253)	$ 230,817	$ (24,931,824)	$ 948,537